SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement dated September 7, 2012
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Allianz Global Investors Capital LLC is hereby deleted.

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Allianz Global Investors Capital LLC is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small/Mid Cap Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small/Mid Cap Equity Fund, the text relating to Allianz Global Investors Capital LLC is hereby deleted.

In addition, under the heading "Small/Mid Cap Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Allianz Global Investors Capital LLC is hereby deleted.

There are no other changes in the portfolio management of the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-804 (9/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement dated September 7, 2012
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Advisers for the Small Cap and Small/Mid Cap Equity Funds

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Allianz Global Investors Capital LLC's management of the Small Cap and Small/Mid Cap Equity Funds are hereby deleted.

In addition, under the heading "AGI Capital," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Allianz Global Investors Capital LLC's management of the Small Cap and Small/Mid Cap Equity Funds are hereby deleted.

There are no other changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-805 (9/12)